CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (5,371,869)	$ 13,174,118	$ (22,252)	$ 15,763,981
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on treasury securities held in Trust Account	(4,405,609)	(1,709,000)		(3,939,359)
Unrealized loss (gain) on short-term investments held in Trust Account	62,494	(9,732)		(57,498)
Change in fair value of warrant liability	3,753,738	(13,214,963)		(14,304,338)
Warrant issuance expense		500,307		500,307
Changes in operating assets and liabilities:
Prepaid expenses	163,700	(350,032)		(268,921)
Accrued expenses	3,550,710	307,984	4,703	(4,703)
Income tax payable	(679,972)			783,546
Accounts payable	163,823	129,595	8,187	244,891
Accrued offering costs		(364,557)	364,557	(364,556)
Accrued franchise tax	(163,901)	149,589	8,187	185,303
Net cash used in operating activities	(2,926,886)	(1,386,691)	355,195	(1,461,347)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(246,330,000)		(246,330,000)
Proceeds from sale of investments	210,031,815
Withdrawal from Trust Account for taxes	2,214,547
Net cash provided by (used in) investing activities	212,246,362	(246,330,000)		(246,330,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Units in IPO, net of underwriting fee		236,670,000		236,670,000
Proceeds from sale of private placement warrants		11,910,000		11,910,000
Payment of Class A common stock redemptions	(210,031,815)
Payment of promissory note - related party			289,425	(289,425)
Payment of promissory note - related party		(289,425)
Proceeds from promissory note - related party	506,000
Deferred offering costs		(42,391)	(615,563)	(42,392)
Proceeds from issuance of Class B common stock to Sponsor			25,000
Net cash (used in) provided by financing activities	(209,525,815)	248,248,184	(301,138)	248,248,183
Net Change in Cash			54,057	456,836
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(206,339)	531,493
Cash - Beginning	510,893	54,057	0	54,057
Cash - Ending	304,554	585,550	54,057	510,893
Non-Cash Investing and Financing Activities:
Initial fair value of Class A common stock subject to possible redemption		219,353,777		219,353,777
Remeasurement of Class A common stock subject to possible redemption	2,128,568	28,694,955		30,973,080
Deferred underwriter fee payable		9,660,000		9,660,000
Initial measurement of warrant liability		$ 14,904,213		$ 14,904,213
Reduction of Deferred Underwriter's Fee Payable	(6,037,500)
Excise tax liability	$ 2,100,318
Deferred offering costs included in accrued offering costs			364,557
Prepaid expenses paid by Sponsor in exchange for issuance of Class B common stock			$ 25,000